Revenue - Summary Of Revenue Information By Geographical Region (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue Information By Geographical Region [Line Items]
Total revenue	$ 781	$ 571	$ 1,553	$ 3,442	$ 3,856	$ 3,841
United States
Revenue Information By Geographical Region [Line Items]
Total revenue	778	565	1,214	3,430	3,848	2,728
Canada
Revenue Information By Geographical Region [Line Items]
Total revenue					0	777
Japan
Revenue Information By Geographical Region [Line Items]
Total revenue	0	2	333	4	4	268
Korea
Revenue Information By Geographical Region [Line Items]
Total revenue	0	4	0	4	4	55
Others
Revenue Information By Geographical Region [Line Items]
Total revenue	$ 3	$ 0	$ 6	$ 4	$ 0	$ 13